Fair Value Disclosures - Assets and Liabilities (Details) - Recurring basis - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Level 1
Financial Assets
Financial assets	$ 7.6	$ 7.9
Financial Liabilities
Financial liabilities	6.4	6.1
Level 1 | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | State, municipalities and political subdivisions
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | Foreign governments
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | Asset-backed
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | U.S. Corporate
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | Foreign Corporate
Financial Assets
Financial assets	0.0	0.0
Level 1 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Financial assets		0.0
Level 1 | Short-term investments
Financial Assets
Financial assets	0.7	1.3
Level 1 | Cash equivalents
Financial Assets
Financial assets	0.5	0.5
Level 1 | Assets held in separate accounts
Financial Assets
Financial assets	6.4	6.1
Level 2
Financial Assets
Financial assets	52.5	59.0
Financial Liabilities
Financial liabilities	3.8	4.9
Level 2 | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Financial assets	0.9	0.8
Level 2 | Fixed maturity securities | State, municipalities and political subdivisions
Financial Assets
Financial assets	3.2	4.2
Level 2 | Fixed maturity securities | Foreign governments
Financial Assets
Financial assets	0.3	0.4
Level 2 | Fixed maturity securities | Asset-backed
Financial Assets
Financial assets	7.9	7.5
Level 2 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Financial assets	2.5	3.2
Level 2 | Fixed maturity securities | U.S. Corporate
Financial Assets
Financial assets	25.4	29.4
Level 2 | Fixed maturity securities | Foreign Corporate
Financial Assets
Financial assets	8.5	8.4
Level 2 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Financial assets		0.2
Level 2 | Short-term investments
Financial Assets
Financial assets	0.0	0.0
Level 2 | Cash equivalents
Financial Assets
Financial assets	0.0	0.0
Level 2 | Assets held in separate accounts
Financial Assets
Financial assets	3.8	4.9
Level 3
Financial Assets
Financial assets	0.0	0.7
Financial Liabilities
Financial liabilities	0.0	0.0
Level 3 | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | State, municipalities and political subdivisions
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | Foreign governments
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | Asset-backed
Financial Assets
Financial assets	0.0	0.7
Level 3 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | U.S. Corporate
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | Foreign Corporate
Financial Assets
Financial assets	0.0	0.0
Level 3 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Financial assets		0.0
Level 3 | Short-term investments
Financial Assets
Financial assets	0.0	0.0
Level 3 | Cash equivalents
Financial Assets
Financial assets	0.0	0.0
Level 3 | Assets held in separate accounts
Financial Assets
Financial assets	0.0
Level 3 | Assets held in separate accounts | Foreign governments
Financial Assets
Financial assets		0.0
Total
Financial Assets
Financial assets	60.1	67.6
Financial Liabilities
Financial liabilities	10.2	11.0
Total | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Financial assets	0.9	0.8
Total | Fixed maturity securities | State, municipalities and political subdivisions
Financial Assets
Financial assets	3.2	4.2
Total | Fixed maturity securities | Foreign governments
Financial Assets
Financial assets	0.3	0.4
Total | Fixed maturity securities | Asset-backed
Financial Assets
Financial assets	7.9	8.2
Total | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Financial assets	2.5	3.2
Total | Fixed maturity securities | U.S. Corporate
Financial Assets
Financial assets	25.4	29.4
Total | Fixed maturity securities | Foreign Corporate
Financial Assets
Financial assets	8.5	8.4
Total | Equity securities | Non-redeemable preferred stocks
Financial Assets
Financial assets		0.2
Total | Short-term investments
Financial Assets
Financial assets	0.7	1.3
Total | Cash equivalents
Financial Assets
Financial assets	0.5	0.5
Total | Assets held in separate accounts
Financial Assets
Financial assets	$ 10.2	$ 11.0